CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 37,183	$ 70,144
Cash held on behalf of customers	10,170	7,205
Short-term investments	37,194	40,290
Accounts receivable - net	42,679	42,640
Inventories	23,560	37,532
Other current assets	8,123	7,006
Current assets of discontinued operations	21,690	19,132
Total current assets	180,599	223,949
Property, plant and equipment - net	15,524	12,760
Goodwill	488,918	486,026
Intangible assets - net	93,969	110,216
Lease right-of-use assets	3,169	3,590
Other assets	17,642	16,007
Noncurrent assets of discontinued operations	2,785	2,310
Total Assets	802,606	854,858
Current liabilities:
Accounts payable	25,599	20,972
Accrued salaries and benefits	14,128	14,356
Accrued expenses	3,533	2,247
Customers payable	10,170	7,205
Lease liabilities - current portion	1,120	1,307
Customer deposits and deferred service revenue	9,304	10,562
Current liabilities of discontinued operations	16,378	11,175
Total current liabilities	80,232	67,824
Lease liabilities - net of current portion	2,145	2,397
Long-term debt	377,647	389,192
Deferred service revenue - noncurrent	4,204	5,125
Other long-term liabilities	3,603	13,349
Noncurrent liabilities of discontinued operations	1,710	1,777
Total liabilities	469,541	479,664
Shareholders' equity:
Preferred stock, $.02 par value, 1,000,000 shares authorized, none outstanding	0	0
Common stock, $.02 par value, 58,000,000 shares authorized; 29,386,234 and 28,589,567 shares issued, 28,029,915 and 27,319,045 outstanding at December 31, 2023 and December 31, 2022, respectively	584	570
Additional paid in capital	625,154	595,286
Accumulated deficit	(274,956)	(205,204)
Accumulated other comprehensive loss	(939)	(1,365)
Treasury stock, at cost, 1,356,319 and 1,270,522 shares at December 31, 2023 and December 31, 2022, respectively	(16,778)	(14,093)
Total shareholders' equity	333,065	375,194
Total Liabilities and Shareholders' Equity	$ 802,606	$ 854,858